Commitments And Contingencies Commitments (Details) (USD $) In Millions, unless otherwise specified			3 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Dec. 28, 2013 Guarantee of Indebtedness of Others [Member]	Dec. 28, 2013 Residual Value Guarantees [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Period (in years)			10 years
Maximum potential amount			$ 54	$ 49
Guarantor Obligations, Maximum Exposure, Remaining Lease Period (in years)				14 years
Amount recoverable through various recourse provisions				43
Potential maximum obligation under cash flow assistance programs	310
Total receivables under cash flow assistance programs	42	44
Uncollectible receivables estimated under cash flow assistance programs	$ 14	$ 15